Stock-based Compensation	12 Months Ended
Dec. 31, 2011
Stock-based Compensation [Abstract]
Stock-based Compensation
Note 10 - Stock-based Compensation

In accordance with ASC Topic 718, stock-based compensation cost is estimated at the grant date, based on the estimated fair value of the awards, and recognized as expense ratably over the requisite service period of the award for awards expected to vest.

Stock Incentive Plans

Under the Broadcast International, Inc. 2004 Long-term Incentive Plan (the "2004 Plan"), the board of directors may issue incentive stock options to employees and directors and non-qualified stock options to consultants of the company.   Options generally may not be exercised until twelve months after the date granted and expire ten years after being granted. Options granted vest in accordance with the vesting schedule determined by the board of directors, usually ratably over a three-year vesting schedule upon anniversary date of the grant.  Should an employee terminate before the vesting period is completed, the unvested portion of each grant is forfeited. We have used the Black-Scholes valuation model to estimate fair value of our stock-based awards, which requires various judgmental assumptions including estimated stock price volatility, forfeiture rates, and expected life.  Our computation of expected volatility is based on a combination of historical and market-based implied volatility.  The number of unissued stock options authorized under the 2004 Plan at December 31, 2011 was 2,130,420.

The Broadcast International, Inc. 2008 Equity Incentive Plan (the "2008 Plan") has become our primary plan for providing stock-based incentive compensation to our eligible employees and non-employee directors and consultants of the company. The provisions of the 2008 Plan are similar to the 2004 Plan except that the 2008 Plan allows for the grant of share equivalents such as restricted stock awards, stock bonus awards, performance shares and restricted stock units in addition to non-qualified and incentive stock options. We continue to maintain and grant awards under our 2004 Plan which will remain in effect until it expires by its terms. The number of unissued shares of common stock reserved for issuance under the 2008 Plan was 1,165,000 at December 31, 2011.

Stock Options

We estimate the fair value of stock option awards granted beginning January 1, 2006 using the Black-Scholes option-pricing model. We then amortize the fair value of awards expected to vest on a straight-line basis over the requisite service periods of the awards, which is generally the period from the grant date to the end of the vesting period. The Black-Scholes valuation model requires various judgmental assumptions including the estimated volatility, risk-free interest rate and expected option term.  Our computation of expected volatility is based on a combination of historical and market-based implied volatility.  The risk-free interest rate was based on the yield curve of a zero-coupon U.S. Treasury bond on the date the stock option award was granted with a maturity equal to the expected term of the stock option award. The expected option term is derived from an analysis of historical experience of similar awards combined with expected future exercise patterns based on several factors including the strike price in relation to the current and expected stock price, the minimum vest period and the remaining contractual period.

The fair values for the options granted in 2011 and 2010 were estimated at the date of grant using the Black Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2011	2010
Risk free interest rate	1.91%	3.14%
Expected life (in years)	6.2	7.5
Expected volatility	80.89%	80.71%
Expected dividend yield	0.00%	0.00%

The weighted average fair value of options granted during the years ended December 31, 2011 and 2010, was $0.61 and $0.80, respectively.

Warrants

We estimate the fair value of issued warrants on the date of issuance as determined using a Black-Scholes pricing model. We amortize the fair value of issued warrants using a vesting schedule based on the terms and conditions of each associated underling contract, as earned. The Black-Scholes valuation model requires various judgmental assumptions including the estimated volatility, risk-free interest rate and warrant expected exercise term.  Our computation of expected volatility is based on a combination of historical and market-based implied volatility.  The risk-free interest rate was based on the yield curve of a zero-coupon U.S. Treasury bond on the date the warrant was issued with a maturity equal to the expected term of the warrant.

The fair values for the warrants granted in 2011 and 2010 were estimated at the date of grant using the Black Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2011	2010
Risk free interest rate	2.07%	1.34%
Expected life (in years)	5.0	2.89
Expected volatility	85.37%	88.65%
Expected dividend yield	0.00%	0.00%

The weighted average fair value of warrants granted during the years ended December 31, 2011 and 2010, was $0.67 and $0.53, respectively.

For the year ended December 31, 2011 we recognized $2,262,540 of stock based compensation expense with $219,154 and $1,919,386 recorded in our research and development and general and administrative departments, respectively, for) $1,544,000 for 1,400,000 restricted stock units issued to all 5 members of the board of directors, (ii) $124,000 for 200,000 restricted stock units issued to one employee, (iii) $364,000 for 600,000 options issued to one individual and one corporation for consulting services, (iv) $96,489 for 909,200 options granted to 43 employees, (v) $15,000 for 50,000 options granted to one member of our advisory board, (vi) $4,263 for 8,700 options granted to 15 of our non-employee installation technicians and (vi) $114,788 resulting from the vesting of unexpired options and warrants issued prior to January 1, 2011.  Additionally, we issued (i) 221,758 warrants to our unsecured convertible note holder, (ii) 653,576 warrants related to our accounts receivable purchase agreements, (iii) 422,500 related to our Bridge Loan. See Note 5. There were 400,000 warrants exercised in the year ending December 31, 2011.

For the year ended December 31, 2010 we recognized $1,113,398 of stock based compensation expense with $351,263 and $762,135 recorded in our research and development and general and administrative departments, respectively, for (i) $80,000 for 100,000 options granted to one member of the board of directors, (ii) $93,000 for 150,000 warrants issued to three new members of our advisory board, (iii) $113,576 for 460,000 warrants issued to five individuals and two corporations for consulting services, (iv) $732,822 resulting from the vesting of unexpired options and warrants issued prior to January 1, 2010 and (v) $94,000 for 100,000 restricted stock units issued to a member of the board of directors. Additionally, we issued (i) 278,824 warrants to a former member of the board of directors in exchange for the return and cancellation of 177,500 shares of our common stock, (ii) 12,499,980 warrants to investors in our Equity Financing, (iii) 4,374,297 warrants to other equity investors and (iii) 3,333,333 warrants with the July 2010 amendment to our 6.25% senior secured convertible note. There were no warrants exercised in the year ending December 31, 2010.

The following table summarizes option and warrant activity during the years ended December 31, 2011 and 2010.

	Options and Warrants Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2009	13,167,337	$2.20
Options granted	100,000	1.05
Warrants issued	21,096,434	1.18
Expired	(6,322,527)	1.80
Forfeited	(7,589,074)	2.51
Exercised	-	-

Outstanding at December 31, 2010	20,442,170	1.13
Options granted	1,567,900	0.91
Warrants issued	1,697,834	0.68
Expired	(302,054)	18.67
Forfeited	(2,510,201)	0.08
Exercised	(455,098)	-

Outstanding at December 31, 2011	20,440,551	$1.10

The following table summarizes information about stock options and warrants outstanding at December 31, 2011.

	Outstanding			Exercisable
		Weighted Average Remaining	Weighted Average		Weighted Average
Range of Exercise Prices	Number Outstanding	Contractual Life (years)	Exercise Price	Number Exercisable	Exercise Price
$0.55-0.95	2,244,616	5.19	$0.83	1,582,116	$0.79
1.00-5.00	18,195,135	4.02	1.13	17,871,823	1.13
9.50	800	0.42	9.50	800	9.50
$0.55-9.50	20,440,551	4.15	$1.10	19,454,739	$1.10

There were 55,098 options exercised in the year ended December 31, 2011 and no options exercised in the year ended December 31, 2010. There was no intrinsic value of options and warrants available and exercisable at December 31, 2011.

Restricted Stock Units

For the years ended December 31, 2011 and 2010, 1,600,000 and 100,000 restricted stock units were awarded, respectively. The cost of restricted stock units is determined using the fair value of our common stock on the date of the grant and compensation expense is recognized in accordance with the vesting schedule.  All of the restricted stock units vested during the year they were awarded.

The following is a summary of restricted stock unit activity for the years ended December 31, 2011 and 2010:

	Restricted Stock Units	Weighted Average Grant Date Fair Value

Outstanding at December 31, 2009	885,000	$1.69
Awarded at fair value	100,000	0.94
Canceled/Forfeited	--	--
Settled by issuance of stock	(35,000)	1.70
Outstanding at December 31, 2010	950,000	1.61
Awarded at fair value	1,600,000	1.04
Canceled/Forfeited	--	--
Settled by issuance of stock	--	--
Outstanding at December 31, 2011	2,550,000	$1.25
Vested at December 31, 2011	2,550,000	$1.25

Included in stock based compensation for the year ended December 31, 2011, was $1,668,000 as follows; (i) $1,544,000 for 1,400,000 restricted stock units issued to all 5 members of the board of directors, (ii) $124,000 for 200,000 restricted stock units issued to one employee, all of which were recorded in general and administrative expense.

Included in stock based compensation for the year ended December 31, 2010, was $94,000 recorded in general and administrative expenses related to the award of 100,000 restricted stock units to one member of our board of directors. During the year ended December 31, 2010, 35,000 restricted stock units were settled by two individuals through the issuance of 35,000 shares of our common stock.

The impact on our results of operations for recording stock-based compensation for the years ended December 31, 2011 and 2010 is as follows:

	For the years ended
	December 31,
	2011	2010
General and administrative	$1,919,386	$762,135
Research and development	219,154	351,263

Total	$2,262,540	$1,113,398

Total unrecognized stock-based compensation was $531,178 at December 31, 2011, which we expect to recognize over the next three years in accordance with vesting provisions as follows:

2012	$262,271
2013	182,698
2014	86,209
Total	$531,178